FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-4246

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

December 31, 2003
Date of reporting period.

Item 1: Report to Stockholders.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/Community Association Reserve Fund

2003 Annual Report

Table of Contents

Letter to Shareholders*
Comparative Performance*
Schedules of Investments*
Audited Financial Statements*
Financial Highlights*
Notes to Financial Statements*
Management Information*
Report of Independent Certified Public Accountants*

LETTER TO SHAREHOLDERS

Oh what a difference a year makes!

Looking at all that has developed in 2003, one cannot help but to feel optimistic about our country and our future as a whole. Can you believe that in 2003:

    Saddam Hussein's regime was removed from power and he was personally captured.
    No major terrorist attacks occurred in the U.S.
    The tax rate on capital gains was lowered to 15%.
    The tax on corporate dividends was lowered to 15%.
    Interest and inflation rates remained at all time low levels.
    None of the aftershock of the corporate scandals brought down the market.

In the end, the market decided that things were not as bad as some proclaimed and the Dow Jones Industrial Average closed the year at 10,453, a +25% increase for the year, but up a whopping +41% from the year's low of approximately 7,500. For the income investor, 2003 was less exciting as rates continued to stay low. The meager returns from fixed income are quickly eroded by even a small rise in rates.

I am proud to report that the C/Fund series recorded a +19.4% total return for 2003, while the C/Growth Stock fund series posted a +34.4% return. These returns are indicative of our move to increase stock exposure over the year from an income orientation to an equity exposure as was described in my 2002 Letter to Shareholders. The environment for equities continues to improve and is the investment of choice for most long-term investors.

The C/Government fund posted a total return of +.86% for 2003 as rising interest rates toward the end of the year caused a decline in the value of bonds held in the portfolio.

Looking forward it is important to remind investors that now would be a good time to re-evaluate the allocation of their investments to make sure they are properly invested for their circumstances and specific goals. Do not chase the returns after the fact, but instead look out to the future and decide on the correct allocation for you and your money.

On behalf of our Board of Directors, staff, and family, I would like to thank you as shareholders for your continued confidence and patience as we strive to provide you with quality risk-adjusted investment management results.

Sincerely,

R. G. "Kelly" Caldwell, Jr.

President

This Page Left Blank Intentionally

C/Fund
Illustration of a $10,000 Investment Before Taxes

C/Growth Stock Fund
Illustration of a $10,000 Investment Before Taxes

C/Government Fund
Illustration of a $10,000 Investment Before Taxes

C/Community Association Reserve Fund
Illustration of a $10,000 Investment Before Taxes

Performance Summary
As of December 31, 2003

Fund	Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
C/Fund (Inception 03/85)	1 Year	19.40%	19.32%	12.04%
	5 Years	-0.08%	-1.89%	1.35%
	10 Years	7.79%	5.89%	6.62%
C/Growth Stock (Inception 07/92)	1 Year	34.40%	32.67%	19.80%
	5 Years	1.65%	-0.11%	2.83%
	10 Years	8.34%	6.69%	6.88%
C/Government (Inception 07/92)	1 Year	0.86%	0.20%	0.60%
	5 Years	3.66%	2.12%	2.23%
	10 Years	4.93%	3.03%	2.98%
C/Community Association Reserve (Inception 07/92)	1 Year	0.16%	-0.55%	0.28%
	5 Years	3.44%	1.99%	2.13%
	10 Years	4.74%	2.82%	2.87%

C/FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Shares or Par Value	Value
EQUITIES
Air Transportation, Scheduled (0.4%)		$16,140
Southwest Airlines	1,000	16,140

Aircraft & Parts (8.1%)		323,645
Boeing Co.	1,900	80,066
Honeywell International, Inc.	1,900	63,517
United Technologies Corp.	1,900	180,062

Beverages (3.4%)		135,935
Anheuser Busch	750	39,510
Coca-Cola Co.	1,900	96,425

Cigarettes (2.6%)		103,398
Altria Group, Inc.	1,900	103,398

Combination Utility Services (0.9%)		34,673
WPS Resources Corp.	750	34,673

Commercial Banks (4.1%)		162,013
Citigroup, Inc.	1,900	92,226
J. P. Morgan Chase & Co.	1,900	69,787

Computer & Data Processing Services (7.0%)		279,550
IBM Corp.	1,900	176,092
Microsoft Corp.	3,780	103,458

Computer & Office Equipment (1.1%)		43,643
Hewlett Packard Co.	1,900	43,643

Construction & Related Machinery (3.9%)		157,738
Caterpillar	1,900	157,738

Drugs (4.7%)		185,934
Johnson & Johnson	1,900	98,154
Merck & Co., Inc.	1,900	87,780

Eating & Drinking Places (1.2%)		47,177
McDonald's Restaurants	1,900	47,177

Electric Services (0.8%)		32,710
FPL Group, Inc.	500	32,710

Electronic Components & Accessories (1.5%)		60,895
Intel Corp.	1,900	60,895

Gas Production & Distribution (0.8%)		31,530
Peoples Energy Corp.	750	31,530

C/FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Shares or Par Value	Value
EQUITIES (Continued)
Lumber & Other Building Materials (2.7%)		$108,974
Home Depot, Inc.	1,900	67,431
Lowe's Co.	750	41,543

Lumber & Wood Products (0.8%)		30,450
Plum Creek Timber Co.	1,000	30,450

Medical Service & Health Insurance (6.3%)		252,750
Berkshire Hathaway, Inc. Delaware	3	252,750

Miscellaneous Converted Paper Products (8.1%)		323,113
3M Company	3,800	323,113

Motor Vehicles & Equipment (2.5%)		101,460
General Motors Corp.	1,900	101,460

Motor Vehicles, Parts, & Supplies (0.8%)		33,200
Genuine Parts Co.	1,000	33,200

Nonclassifiable Establishments (1.5%)		58,862
General Electric Co.	1,900	58,862

Nonferrous Rolling & Drawing (1.8%)		72,200
Alcoa, Inc.	1,900	72,200

Paper & Allied Products (2.0%)		81,909
International Paper Co.	1,900	81,909

Personal Credit Institutions (2.3%)		91,637
American Express Co.	1,900	91,637

Petroleum Refining (2.0%)		77,900
Exxon Mobil Corp.	1,900	77,900

Photographic Equipment & Supplies (1.3%)		52,624
Eastman Kodak Co.	2,050	52,624

Plastics Materials & Synthetics (2.2%)		87,191
E. I. DuPont de Nemours & Co.	1,900	87,191

Radio & Television Broadcasting (1.1%)		44,327
Walt Disney Co.	1,900	44,327

Soap, Cleaners, & Toilet Goods (4.8%)		189,772
Proctor & Gamble Co.	1,900	189,772

Special Industry Machinery (0.0%)		10
Tice Technology, Inc.	125	10

C/FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Shares or Par Value	Value
EQUITIES (Continued)
Telephone Communications, Except Radio (2.2%)		$88,103
AT&T Corp. New	1,900	38,570
SBC Communications, Inc.	1,900	49,533

Variety Stores (2.5%)		100,795
Wal-Mart Stores	1,900	100,795

PREFERRED STOCKS
Preferred Stocks (1.6%)		63,150
Royal Bank Of Scotland PFD H	2,500	63,150

GOVERNMENTS
Governments--Fixed (13.0%)		519,438
U.S. Treasury Notes 3.625%, due 03/31/04	200,000	201,344
U.S. Treasury Notes 4.625%, due 05/15/06	300,000	318,094

TOTAL EQUITIES (85.4%)		3,410,258
TOTAL PREFERRED STOCKS (1.6%)		63,150
TOTAL GOVERNMENTS (13.0%)		519,438
TOTAL INVESTMENTS (100.0%)		$3,992,846

C/GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Shares	Value
EQUITIES
Beverages (2.4%)		$27,662
Pepsi Bottling Group	1144	27,662

Computer & Data Processing Services (9.1%)		107,320
eBay, Inc.	456	29,462
Electronic Arts, Inc.	510	24,317
Synopsys, Inc.	805	27,257
Veritas Software	710	26,284

Crude Petroleum & Natural Gas (4.6%)		53,561
Anadarko Petroleum Corp.	1050	53,561

Drugs (7.2%)		83,914
Forest Laboratories, Inc.	512	31,642
Gilead Sciences, Inc.	466	27,158
NBTY, Inc.	935	25,114

Drugs, Proprietaries, & Sundries (4.6%)		54,190
McKesson HBOC, Inc.	1685	54,190

Fire, Marine, & Casualty Insurance (4.7%)		55,162
Progressive Corp. Ohio	348	29,089
W. R. Berkley Corp.	746	26,073

Health & Allied Services, NEC (1.7%)		19,732
Lincare Holdings, Inc.	656	19,732

Hospitals (2.5%)		29,277
Universal Health Services, Inc. B	545	29,277

Household Audio & Video Equipment (2.5%)		29,296
Harman International Industry	396	29,296

Lumber & Other Building Materials (4.1%)		47,968
Lowe's Co.	866	47,968

Medical & Dental Laboratories (4.5%)		53,151
Quest Diagnostics, Inc.	727	53,151

Medical Instruments & Supplies (2.2%)		25,716
Biomet, Inc.	710	25,716

Medical Service & Health Insurance (9.6%)		113,224
HealthNet, Inc.	808	26,422
Mid-Atlantic Medical Services, Inc.	439	28,447
UnitedHealth Group	1003	58,355

Miscellaneous Amusement, Recreation Services (2.5%)		29,315
Harrah's Entertainment, Inc.	589	29,315

Miscellaneous Food & Kindred Products (2.3%)		26,826
Starbucks Corp.	809	26,826

C/GROWTH STOCK FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Shares	Value
EQUITIES (Continued)
Miscellaneous Investing (2.3%)		$26,367
Simon Property Group, Inc.	569	26,367

Miscellaneous Transportation Equipment (2.0%)		23,894
Thor Industries	425	23,894

Motor Vehicles & Equipment (2.4%)		28,577
Oshkosh Truck Corp.	560	28,577

Offices & Clinics Of Medical Doctors (2.5%)		29,923
Coventry Health Care, Inc.	464	29,923

Operative Builders (7.0%)		82,566
Hovnanian Enterprises A	315	27,424
Pulte Homes, Inc.	589	55,142

Ophthalmic Goods (2.4%)		27,712
Cooper Co.	588	27,712

Personal Services (2.6%)		30,011
H&R Block, Inc.	542	30,011

Professional & Commercial Equipment (2.4%)		27,745
Henry Schein, Inc.	410	27,745

Radio & Television Broadcasting (4.9%)		57,765
Clear Channel Communications	627	29,362
Viacom, Inc. CL B	640	28,403

Railroads (2.5%)		29,941
Norfolk Southern Corp.	1266	29,941

Retail Stores, NEC (2.0%)		23,800
PETsMART	1000	23,800

Telephone Communications, Except Radio (2.5%)		29,744
Nextel Communications CL A	1060	29,744

TOTAL EQUITIES (100.0%)		1,174,359
TOTAL INVESTMENTS (100.0%)		$1,174,359

C/GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Par Value	Value
GOVERNMENTS
FHLB Notes, 3.625%, due 10/15/04	200,000	$202,900
FHLB Notes, 4.000%, due 02/15/05	700,000	719,600
FHLB Notes, 2.500%, due 03/15/06	300,000	302,040
U.S. Treasury Notes, 3.375%, due 04/30/04	300,000	302,437
U.S. Treasury Notes, 3.250%, due 05/31/04	300,000	302,859
U.S. Treasury Notes, 6.000%, due 08/15/04	100,000	103,063
U.S. Treasury Notes, 2.125%, due 08/31/04	350,000	352,516
U.S. Treasury Notes, 1.500%, due 07/31/05	200,000	199,969
U.S. Treasury Notes, 4.625%, due 05/15/06	200,000	212,063
U.S. Treasury Notes, 3.500%, due 11/15/06	400,000	413,625
U.S. Treasury Notes, 3.000%, due 11/15/07	400,000	403,563

TOTAL GOVERNMENTS (100.0%)		3,514,635
TOTAL INVESTMENTS (100.0%)		$3,514,635

C/COMMUNITY ASSOCIATION RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2003

	Par Value	Value
GOVERNMENTS
FHLB Notes, 5.375%, due 01/05/04	100,000	$100,030
FHLB Notes, 3.625%, due 10/15/04	100,000	101,450
FNMA Notes, 5.625%, due 05/14/04	100,000	101,480
FNMA Notes, 3.500%, due 09/15/04	100,000	101,240
U.S. Treasury Notes, 1.500%, due 07/31/05	100,000	99,984

TOTAL GOVERNMENTS (100.0%)		504,184
TOTAL INVESTMENTS (100.0%)		$504,184

C/FUNDS GROUP, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Amortized Cost	$3,335,065	$972,182	3,489,023	499,768

ASSETS
Cash & Equivalents	$121,835	$127,434	$45,672	$143,779
Investment in Securities	3,992,846	1,174,359	3,514,635	504,184
Receivables
Dividends & Interest	7,066	499	27,433	5,854
Investment Securities Sold	0	28,105	0	0
Expense waiver	12,382	3,633	0	0
	4,134,129	1,334,030	3,587,740	653,817

LIABILITES
Accrued Liabilities	2,499	817	1,435	27
	2,499	817	1,435	27

NET ASSETS
Paid In Capital, Net	4,051,871	1,130,852	3,818,552	653,683
Distributable Earnings (Accumulated Losses)	79,759	202,361	(232,247)	107
	$4,131,630	$1,333,213	$3,586,305	$653,790

CAPITAL SHARES	269,632	114,145	354,770	66,296

NET ASSET VALUE PER SHARE	$15.32	$11.68	$10.11	$9.86

C/FUNDS GROUP, INC.
STATEMENTS OF OPERATIONS
For the Year Ending December 31, 2003

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$69,244	$5,555	$0	$0
Interest	17,880	1,093	91,694	21,383

	87,124	6,648	91,694	21,383
OPERATING EXPENSES
Investment advisory fee	37,212	11,233	21,066	3,254
Professional fees	18,220	5,387	5,715	1,177
Administrative fees	3,442	1,035	1,307	216
Registration fees	1,787	535	662	108
Custodian fees	14,828	4,577	16,824	2,844
Directors fees	9,153	2,754	3,715	577
Printing	1,351	394	777	133
Miscellaneous	779	184	337	53
Waiver of expenses in excess of 2% limit	(12,382)	(3,633)	0	0
	74,390	22,466	50,403	8,362

NET INVESTMENT INCOME (LOSS)	12,734	(15,818)	41,291	13,021

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Change in unrealized appreciation (depreciation) in investments	711,527	211,469	(8,128)	(12,408)
Net realized (loss) gain on investments	(50,321)	145,171	(1,818)	770
NET GAIN (LOSS) ON INVESTMENTS	661,206	356,640	(9,946)	(11,638)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$673,940	$340,822	$31,345	$1,383

C/FUNDS GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ending December 31, 2003

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,734	($15,818)	$41,291	$13,021
Net realized (loss) gain on investments	(50,321)	145,171	(1,818)	770
Change in unrealized appreciation (depreciation) in investments	711,527	211,469	(8,128)	(12,408)
Net increase in net assets resulting from operations	673,940	340,822	31,345	1,383

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,831)	(42,571)	(41,290)	(13,021)
Net qualifying dividend income	(9,307)	(3,702)	0	0
Net realized long-term gain on investments	0	(6,255)	0	0
Return of capital	0	0	(31,917)	(2,851)
	(12,138)	(52,528)	(73,207)	(15,872)

CAPITAL SHARE TRANSACTIONS
Shares sold	238,482	85,444	3,143,375	288,713
Reinvested distributions	10,730	27,823	4,256	15,695
Shares redeemed	(385,261)	(63,442)	(2,592,391)	(403,488)
	(136,049)	49,825	555,240	(99,080)

Net increase (decrease) in net assets	$525,753	$338,119	$513,378	($113,569)

NET ASSETS
Beginning of year	3,605,877	995,094	3,072,927	767,359
End of year	$4,131,630	$1,333,213	$3,586,305	$653,790

C/FUNDS GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ending December 31, 2002

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$49,437	($11,949)	$14,755	$18,857
Net realized gain (loss) on investments	44,206	(76,641)	4,300	5,290
Change in unrealized (depreciation) appreciation in investments	(92,539)	(250,885)	27,405	5,359
Net increase (decrease) in net assets resulting from operations	1,104	(339,475)	46,460	29,506

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(50,644)	0	(14,755)	(18,857)
Net realized long-term gain on investments	0	(5,022)	0	0
Return of capital	(43,190)	(416)	(11,062)	(4,748)
	(93,834)	(5,438)	(25,817)	(23,605)

CAPITAL SHARE TRANSACTIONS
Shares sold	222,218	79,625	3,865,860	665,319
Reinvested distributions	84,110	5,179	7,459	23,574
Shares redeemed	(825,468)	(429,861)	(1,276,456)	(703,224)
	(519,140)	(345,057)	2,596,863	(14,331)

Net increase (decrease) in net assets	($611,870)	($689,970)	$2,617,506	($8,430)

NET ASSETS
Beginning of year	4,217,747	1,685,064	455,421	775,789
End of year	$3,605,877	$995,094	$3,072,927	$767,359

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
FINANCIAL HIGHLIGHTS (1)
For the Years Ended December 31, 2003, 2002, 2001, 2000, and 1999

	Investment Income	Operating Expenses	Net Investment Income (Loss)	Distributions from Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Distributions from Net Realized Gains on Investments	Distributions from Return of Capital	Total Net Change	Net Asset Value at Beginning of Period	Net Asset Value at End of Period
C/Fund
2003	.32	(.26)	.06	(.03)	2.42	.00	.00	2.45	$12.87	$15.32
2002	.43	(.26)	.17	(.17)	(.17)	.00	(.15)	(.31)	$3.19	12.87
2001	.41	(.27)	.14	(.14)	(1.49)	.00	.00	(1.64)	14.68	13.19
2000	.46	(.40)	.06	(.06)	(5.02)	(4.92)	.00	(9.94)	24.62	14.68
1999	.62	(.43)	.19	(.19)	2.35	(1.52)	.00	.83	23.79	24.62

C/Growth Stock Fund
2003	.06	(.20)	(.14)	(.42)	3.26	(.06)	.00	2.64	$9.04	$11.68
2002	.10	(.21)	(.11)	.00	(2.88)	(.04)	.00	(3.02)	12.07	9.04
2001	.10	(.26)	(.16)	.00	(2.16)	(.17)	.00	(2.62)	14.56	12.07
2000	.13	(.32)	(.19)	(.02)	(.85)	(1.67)	.00	(2.73)	17.29	14.56
1999	.16	(.29)	(.13)	.00	5.49	(3.91)	.00	1.45	15.84	17.29

C/Government Fund
2003	.22	(.12)	.10	(.09)	(.02)	.00	(.08)	(.09)	$10.20	$10.11
2002	.23	(.12)	.11	(.11)	.07	.00	(.08)	.20	10.13	10.20
2001	.48	(.12)	.36	(.36)	.15	.00	(.01)	.09	9.98	10.13
2000	.57	(.10)	.47	(.47)	.19	.00	.00	.19	9.79	9.98
1999	.60	(.10)	.50	(.50)	(.44)	.00	.00	(.44)	10.23	9.79

C/Community Association Reserve Fund
2003	.31	(.12)	.19	(.19)	(.17)	.00	(.04)	(.21)	$10.07	$9.86
2002	.35	(.13)	.22	(.22)	.06	.00	(.06)	.06	10.01	10.07
2001	.48	(.12)	.37	(.37)	.10	.00	(.02)	.12	9.91	10.01
2000	.57	(.10)	.47	(.47)	.06	.00	.00	.06	9.85	9.91
1999	.60	(.10)	.50	(.50)	(.18)	.00	.00	(.18)	10.03	9.85
	Operating Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Shares Outstanding at End of Period	Total Return
C/Fund
2003	2.00%	2.35%	9.45%	269,632	19.40%
2002	2.00%	3.70%	81.76%	280,135.12%
2001	2.00%	3.05%	124.36%	319,810	(9.06%)
2000	1.83%	2.13%	100.18%	456,377	(17.20%)
1999	1.75%	.77%	39.65%	397,584	10.66%

C/Growth Stock Fund
2003	2.00%	.59%	152.96%	114,145	34.40%
2002	2.00%	.99%	144.03%	110,113	(24.75%)
2001	2.00%	.79%	26.46%	139,584	(15.59%)
2000	1.83%	.75%	46.40%	231,471	(5.33%)
1999	1.74%	(.78%)	118.73%	210,914	34.25%

C/Government Fund
2003	1.21%	2.20%	15.45%	354,770.86%
2002	2.00%	3.08%	24.56%	301,225	3.20%
2001	1.16%	4.77%	38.75%	44,967	5.48%
2000	.99%	5.87%	.00%	27,393	8.39%
1999	.99%	5.00%	99.20%	913,173.55%

C/Community Association Reserve Fund
2003	1.22%	3.11%	17.42%	66,296.16%
2002	1.82%	4.00%	38.75%	76,210	3.36%
2001	1.16%	4.86%	73.00%	77,494	5.02%
2000	1.02%	5.84%	19.80%	89,824	5.57%
1999	1.02%	4.99%	70.99%	82,369	3.18%
  Selected data for a share of capital stock outstanding throughout the year.

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE A - ORGANIZATION

C/Funds Group, Inc. (the Company), is registered as an open-end diversified investment company under the Investment Company Act of 1940. Effective July 2, 1985, the Company's shares were registered under Section 8(a) of the Securities Act of 1933. Currently, the Company offers the following four funds:

FUNDS	PRIMARY INVESTMENTS
C/Fund	Stocks and Fixed Income Securities
C/Growth Stock Fund	Common Stocks or Equivalents
C/Government Fund	Obligations of the U.S. Government
C/Community Association Reserve Fund	Obligations of the U.S. Government

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

  Security Valuation - Investments in securities traded on a national exchange are stated at the last known trade price on or after 4:00 p.m. New York time on the day of valuation; other securities traded in over-the-counter markets and listed securities for which no sale was reported on that date are stated at the last quoted bid price.
  Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses are determined on the identified cost basis.
  Distributions to Shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.
  Security Transactions - The Company follows industry practice and records security transactions on the trade date.
  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

NOTE C - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2003 and 2002 was as follows:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Year ended December 31, 2003
Distributions paid from:
Ordinary income	$12,138	$46,273	$41,290	$13,021
Long-term capital gains	0	6,255	0	0
	12,138	52,528	41,290	13,021
Return of capital	0	0	31,917	2,851
Total distributions to shareholders	$12,138	$52,528	$73,207	$15,872

Year ended December 31, 2002
Distributions paid from:
Ordinary income	$50,644	$0	$14,754	$18,856
Long-term capital gains	0	5,022	0	0
	50,644	5,022	14,754	18,856
Return of capital	43,190	416	11,063	4,749
Total distributions to shareholders	$93,834	$5,438	$25,817	$23,605

NOTE D - TAX BASIS COMPONENTS OF DISTRIBUTABLE EARNINGS

As of December 31, 2003, the components of (accumulated losses) distributable earnings on a tax basis were as follows:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Undistributed ordinary income	$687	$152	$0	$0
Capital loss carryforwards	(578,709)	0	(225,943)	(1,458)
Undistributed long-term capital gains	0	32	0	0
Unrealized appreciation (depreciation)	657,781	202,177	25,612	4,416
	$79,759	$202,361	($200,331)	$2,958

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE E - INVESTMENT ADVISORY AGREEMENT

Each fund has a written agreement (the Agreements) for management and investment advisory services with Omnivest Research Corporation (the Advisor) which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by the Company's President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 2003 are as follows:

FUND	ANNUAL % RATE	INVESTMENT ADVISORY FEES
C/Fund	1.0	$37,212
C/Growth Stock Fund	1.0	11,233
C/Government Fund	.5	21,066
C/Community Association Reserve Fund	.5	3,254

In 2003, total expenses for C/Fund and C/Growth Stock Fund exceeded the 2% limit by $12,382, and $3,633, respectively. These amounts have been recorded as a receivable and as an expense waiver by the respective Fund.

NOTE F - CAPITAL SHARE TRANSACTONS

As of December 31, 2003 and 2002 there were 5,000,000 shares of $.001 par value capital shares authorized. Transactions of the Funds in capital stock were as follows:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Year ended December 31, 2003
Shares sold	17,936	7,512	308,310	28,883
Reinvested distributions	720	2,382	419	1,575
Shares redeemed	(29,159)	(5,862)	(255,183)	(40,372)
Net (decrease) increase	(10,503)	4,032	53,546	(9,914)

Year ended December 31, 2002
Shares sold	16,960	8,056	381,662	66,483
Reinvested distributions	6,513	495	738	2,350
Shares redeemed	(63,149)	(38,023)	(126,143)	(70,117)
Net (decrease) increase	(39,676)	(29,472)	256,257	(1,284)

NOTE G - INVESTMENT TRANSACTIONS

Purchases and sales of investment securities and the accumulated gross unrealized appreciation and depreciation of the funds were as follows for 2003:

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Common Stocks
Purchases	341,108	1,497,316	0	0
Sales	453,081	1,641,793	0	0

U.S. Government Obligations
Purchases	0	0	1,429,394	99,188
Sales	107,242	0	552,953	300,719

Gross:
Unrealized appreciation in securities	690,683	206,425	25,612	4,428
Unrealized depreciation in securities	(32,902)	(4,248)	0	(12)

C/FUNDS GROUP, INC.
C/FUND, C/GROWTH STOCK FUND, C/GOVERNMENT FUND, AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE H - TRANSACTIONS WITH AFFILIATES

In addition to the investment advisory fees discussed in NOTE E, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $45,100 for 2003.

The number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons (including any related or unrelated shareholder who is a beneficial owner of 5% or more of a fund series) at December 31, 2003 are as follows:

	SHARES	VALUE
C/Fund	11,129	$170,499
C/Growth Stock Fund	27,442	320,523
C/Government Fund	21,429	216,649
C/Community Association Reserve Fund	49,210	485,214

NOTE I - MARKET RISK

The Company is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Company would incur is limited to the amount recorded in the 2003 financial statements. The Company does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

NOTE J - BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors.

C/FUNDS GROUP, INC.
MANAGEMENT INFORMATION

BOARD OF DIRECTORS

Following are the names, duties, and affiliations of the Officers of the Company and the members of the Company's Board of Directors.

Name, Address, and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships Held
Non-Interested Directors
William L. Adams 7339 Hawkins Road Sarasota, FL 34241 Age: 53	Director	Term: 1 year Service: 2.4 years	Branch Manager, Sarasota Office, Vanguard Capital, San Diego, CA (a NASD-registered broker-dealer); Conducts a general securities business.	N/A	None
D. Bruce Chittock 19625 Cats Den Road Chagrin Falls, OH 44023 Age: 69	Chairman, Board of Directors	Term: 1 year Service: 6.5 years	Industrial Engineer, Equipment for Industry, Inc., Cleveland, OH.	N/A	None
Emmett V. Weber 3411 Bayou Sound Longboat Key, FL 34228 Age: 71	Director	Term: 1 year Service: 10.8 years	Real estate; Retired Capt. USAir, Pittsburgh, PA.	N/A	None
Interested Directors
Roland G. Caldwell, Jr.(1)(2) 3320 Hardee Drive Venice, FL 34292 Age: 36	Director and President	Term: Director, 1 year Term: Officer, N/A Service: 10.8 years	Officer, Trust Companies of America, Inc., currently Pres.; Officer, Caldwell Trust Co., currently Pres., Treas. and Trust Officer; Officer, Omnivest Research Corp., currently Pres.	N/A	None
Deborah C. Pecheux(1)(2) 1911 Oakhurst Parkway Sugarland, TX 77479 Age 46	Director	Term: 1 year Service: 11.0 years	VP, CareVu Corporation (claim management and electronic services software company).	N/A	None
Other Non-Interested Personnel
Lyn B. Braswell 542 Silk Oak Venice, FL 34293-4311 Age: 51	Secretary and Fund Administrator	Term: N/A Service: 9.7 years	C/Funds Group, Inc.; Caldwell Trust Co., Asst. Trust Officer; Trust Companies of America, Inc.	N/A	None
(1) Interested persons under the 1940 Act.

(2) Mr. Caldwell and Ms. Pecheux are siblings.

The Company's Statement of Additional Information (SAI) contains more information about the Company's Directors. To obtain a free copy of the SAI, call 800-338-9477.

PROXY VOTING

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. Beginning August 31, 2004, you can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

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REPORT OF INDEPENDENT
CERTIFIED PUBLIC ACCOUNTANTS

To The Shareholders and Board of Directors

C/FUNDS Group, Inc.

Venice, Florida

We have audited the statements of assets and liabilities, including the schedules of investments, of C/FUNDS Group, Inc. comprising the C/Fund, C/Growth Stock Fund, C/Government Fund, and C/Community Association Reserve Fund portfolios as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting C/FUNDS Group, Inc. as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Gregory, Sharer & Stuart, P.A.

St. Petersburg, Florida

January 21, 2004

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Investment Advisor
Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Custodian
Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors
Gregory Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

Item 2: Code of Ethics.
The regisrant has adopted a code of ethics that applies to all of its officers. During the period covered by this by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as any exhibit pursuant to Item 10(a)(1) of this Form N-CSR.

Item 3: Audit Committee Financial Expert.
The registrant's Audit Committee members possess a wide variety of experience in their fields including financial aspects of their industry areas. While no individual meets all of the requirements for an "Audit Committee Financial Expert" as prescribed in instructions to Form N-CSR, the registrant feels that the quality and diligence of these board members as a team meet all required oversight needs.

Item 4: Principal Accountant Fees and Services.

Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
				Self-Custody Exam	Transfer Agent Exam
2003	$22,480	N/A	$1,020	$3,000	$4,000
2002	$22,480	N/A	$1,020	$3,000	$4,000

Item 5: Audit Committee of Listed Registrants
Not Applicable.

Item 6:   [Reserved].

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 8:   [Reserved].

Item 9: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 10: Exhibits.

  Any code of ethics or amendment thereto.
  Filed herewith.
  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
  Filed herewith.
  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 27, 2004

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.